PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

6. PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB

Loan receivables (1)
-Secured	49,697	107,826
-Unsecured	31,200	41,744
VAT-input deductible	25,328	26,911
Receivables from third-party payment settlement platform (2)	17,745	5,843
Deposits	5,489	5,141
Receivables from disposal of a subsidiary (3)	2,927	2,200
Others	14,878	10,945
Less: allowance for credit losses	(13,017)	(23,423)
Total prepaid expenses and other current assets, net	134,247	177,187

(1)

Loan receivables represent the principal and interest to be collected on loans provided by the Group to third-party companies.

As of December 31, 2024, there were two unsecured loans provided to two companies. One loan with principal amount of RMB 30,700 has an interest rate of 8% per annum. The Group recorded RMB 10,000, which was the portion due after twelve months, in the other non-current assets (Note 11). The other loan with principal amount of RMB 51,044 has an annual interest rate of 4.35%. The Group recorded RMB 30,000, which was the portion due after twelve months, in the other non-current assets (Note 11). As of December 31, 2024, total allowance for credit losses of unsecured loan receivables was RMB 41,200.

As of December 31, 2024, the secured loan receivable balance with principal of US$ 15 million (equivalent to RMB 107,826) was provided by the Group to a third-party company. The loan was secured by a certain amount of gold bullion provided by the third-party company. Stipulated by the loan agreement, the remaining principal of US$ 15 million (equivalent to RMB 107,826) will be collected by the Group in 2025. As of December 31, 2024, the interest receivables of the secured loan was nil.

(2)	Receivables from third-party payment settlement platform represent amount due from the third-party on-line payment service providers in relation to their processing of payments to the Group.

(3)	In the fourth quarter of 2020, the Group disposed of a subsidiary, Wuhan Yunteng Logistics Co., Ltd. (“Wuhan Yunteng”), to a third party for a total cash consideration of RMB 26,676, with a loss of RMB 1 million recorded in other non-operating income/(loss), net. The third party and the Group entered into an agreement in 2022 on the repayment schedule of the outstanding amount of disposal consideration. According to this agreement, an amount of RMB 2,200 will be collected in 2025 and the remaining balance of RMB 9,137, recorded in other non-current assets as of December 31, 2024, will be collected in 2026, 2027 and 2028, respectively (Note 11).

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)